Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Total	Previously Reported [Member]	Revision of Prior Period, Adjustment [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] Previously Reported [Member]	Ordinary Shares [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Total [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Previously Reported [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Non-controlling interests [Member]	Non-controlling interests [Member] Previously Reported [Member]	Class B [Member]	Convertible Debt [Member]	Convertible Debt [Member] Ordinary Shares [Member]	Convertible Debt [Member] Additional Paid-in Capital [Member]	Warrant [Member] Ordinary Shares [Member]	Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member] Previously Reported [Member]	Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Non-redeemable convertible preferred stock	Non-redeemable convertible preferred stock Preferred Stock [Member]	Non-redeemable convertible preferred stock Preferred Stock [Member] Previously Reported [Member]	Non-redeemable convertible preferred stock Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	PATHFINDER ACQUISITION CORPORATION [Member]	PATHFINDER ACQUISITION CORPORATION [Member] Additional Paid-in Capital [Member]	PATHFINDER ACQUISITION CORPORATION [Member] Accumulated Deficit [Member]	PATHFINDER ACQUISITION CORPORATION [Member] Class A [Member]	PATHFINDER ACQUISITION CORPORATION [Member] Class A [Member] Ordinary Shares [Member]	PATHFINDER ACQUISITION CORPORATION [Member] Class B [Member]	PATHFINDER ACQUISITION CORPORATION [Member] Class B [Member] Ordinary Shares [Member]
Beginning balance, mezzanine equity, shares outstanding (in shares) at Dec. 31, 2020																							6,562,724	(3,355,252)			49,792,827	(25,457,033)
Beginning balance, mezzanine equity, shares outstanding (in shares) at Dec. 31, 2020																						6,562,724				49,792,827
Beginning balance, mezzanine equity at Dec. 31, 2020																						$ 36,796,000	$ 39,307,000			$ 143,222,000	$ 143,192,000
Beginning balance, common stock, shares outstanding (in shares) at Dec. 31, 2020					9,184,092	(4,695,450)
Beginning balance, Common stock at Dec. 31, 2020		$ (100,786,000)			$ 1,000			$ 0			$ 1,431,000		$ (109,601,000)		$ 7,383,000
Balance at Dec. 31, 2020				$ 1,000			$ 0		$ (77,765,000)	$ 2,887,000		$ (90,500,000)		$ 9,847,000															$ 17,000	$ 24,137	$ (8,000)				$ 863
Balance (in Shares) at Dec. 31, 2020				9,050,160																													0		8,625,000
Stock-based compensation expense							786,000		786,000
Accretion of Series D-1 convertible preferred stock							(1,069,000)		(2,511,000)			(1,442,000)										$ 2,511,000
Issuance of common stock for exercise of options, Shares	133,932			133,932
Issuance of common stock for exercise of options, Value							58,000		58,000
Issuance of common stock warrants							225,000		225,000
Foreign currency translation adjustment									(1,456,000)	(1,456,000)
Excess cash received over the fair value of the private warrants																													2,040,000	2,040,000
Accretion of Class A ordinary shares subject to possible redemption amount																													(27,827,371)	(2,064,137)	(25,763,234)
Forfeiture of Class B ordinary shares																														50					$ (50)
Forfeiture of Class B ordinary shares (in Shares)																																	0		(500,000)
Subsequent measurement of Class A ordinary shares subject to redemption against additional paid-in capital																														(50)	50
Issuance cost of Series E preferred stock																										$ (30,000)
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount - accumulated deficit																													17,947,372
Dissolution of TDI entity									(1,164,000)					(1,164,000)
Net income (loss)	$ (18,959,000)								(18,959,000)			(17,659,000)		(1,300,000)															7,973,301		7,973,301
Ending balance, mezzanine equity, shares outstanding (in shares) at Dec. 31, 2021	56,355,551																					3,207,472		(3,355,252)		24,335,794		(25,459,934)
Ending balance, mezzanine equity, shares outstanding (in shares) at Dec. 31, 2021																						6,562,724				49,792,827
Ending balance, mezzanine equity at Dec. 31, 2021	$ 182,499,000																					$ 39,307,000				$ 143,192,000			$ 325,000,000
Ending balance, common stock, shares outstanding (in shares) at Dec. 31, 2021	9,184,092			9,184,092	4,488,642	(6,519,076)										8,125,000													32,500,000			0		8,125,000
Ending balance, Common stock at Dec. 31, 2021		(100,786,000)	$ (108,169,000)	$ 1,000						1,431,000		(109,601,000)		7,383,000
Balance at Dec. 31, 2021	$ (100,786,000)			$ 1,000			0		(100,786,000)	1,431,000		(109,601,000)		7,383,000															$ (17,797,070)		(17,797,883)				$ 813
Balance (in Shares) at Dec. 31, 2021				9,184,092																													0		8,125,000
Stock-based compensation expense	313,000						313,000
Accretion of Series D-1 convertible preferred stock	(659,000)						(418,000)					(241,000)										$ 659,000
Issuance of common stock for exercise of options, Shares				88,217
Issuance of common stock for exercise of options, Value	87,000						87,000
Issuance of common stock warrants	18,000						18,000
Foreign currency translation adjustment	20,000									20,000
Net income (loss)	(5,835,000)											(5,596,000)		(239,000)
Ending balance, mezzanine equity, shares outstanding (in shares) at Mar. 31, 2022																						3,207,472				24,335,794
Ending balance, mezzanine equity at Mar. 31, 2022																						$ 39,966,000				$ 143,192,000
Ending balance, common stock, shares outstanding (in shares) at Mar. 31, 2022				4,576,859
Ending balance, Common stock at Mar. 31, 2022	$ (106,842,000)			$ 1,000			0			1,451,000		(115,438,000)		7,144,000
Beginning balance, mezzanine equity, shares outstanding (in shares) at Dec. 31, 2021	56,355,551																					3,207,472		(3,355,252)		24,335,794		(25,459,934)
Beginning balance, mezzanine equity, shares outstanding (in shares) at Dec. 31, 2021																						6,562,724				49,792,827
Beginning balance, mezzanine equity at Dec. 31, 2021	$ 182,499,000																					$ 39,307,000				$ 143,192,000			$ 325,000,000
Beginning balance, common stock, shares outstanding (in shares) at Dec. 31, 2021	9,184,092			9,184,092	4,488,642	(6,519,076)										8,125,000													32,500,000			0		8,125,000
Beginning balance, Common stock at Dec. 31, 2021		$ (100,786,000)	(108,169,000)	$ 1,000						1,431,000		(109,601,000)		7,383,000
Balance at Dec. 31, 2021	$ (100,786,000)			$ 1,000			0		(100,786,000)	1,431,000		(109,601,000)		7,383,000															$ (17,797,070)		(17,797,883)				$ 813
Balance (in Shares) at Dec. 31, 2021				9,184,092																													0		8,125,000
Stock-based compensation expense							1,699,000		1,699,000
Accretion of Series D-1 convertible preferred stock							(2,684,000)		(2,684,000)													$ 2,684,000
Issuance of common stock for exercise of options, Shares	3,566,931			3,566,931
Issuance of common stock for exercise of options, Value							1,659,000		1,659,000
Issuance of common stock warrants							18,000		18,000
Foreign currency translation adjustment									(3,077,000)	(3,077,000)
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount - accumulated deficit																													7,492,812		7,492,812
Issuance of common stock upon conversion of Convertible notes, (in shares)																										5,673
Net income (loss)	$ (33,047,000)								(33,047,000)			(32,415,000)		(632,000)															(216,565)		(216,565)
Ending balance, mezzanine equity, shares outstanding (in shares) at Dec. 31, 2022	56,361,224																				3,207,472	3,207,472	6,562,724		24,338,566	24,338,566	49,798,500
Ending balance, mezzanine equity, shares outstanding (in shares) at Dec. 31, 2022																						6,562,724				49,798,500
Ending balance, mezzanine equity at Dec. 31, 2022	$ 185,183,000																					$ 41,991,000	$ 41,991,000			$ 143,192,000	$ 143,192,000		$ 328,536,388
Ending balance, common stock, shares outstanding (in shares) at Dec. 31, 2022	6,231,947	9,184,092		12,751,023	12,751,023	6,231,947										8,125,000													32,500,000			0		8,125,000
Ending balance, Common stock at Dec. 31, 2022	$ (136,218,000)	$ (136,218,000)	$ (142,969,000)	$ 1,000	$ 1,000		692,000	$ 692,000		(1,646,000)	$ (1,646,000)	(142,016,000)	$ (142,016,000)	6,751,000	$ 6,751,000
Balance at Dec. 31, 2022	(142,969,000)	$ (136,218,000)		$ 1,000			692,000		$ (136,218,000)	(1,646,000)		(142,016,000)		6,751,000															$ (10,520,823)		$ (10,521,636)				$ 813
Balance (in Shares) at Dec. 31, 2022				12,751,023																													0		8,125,000
Stock-based compensation expense	664,000						664,000
Accretion of Series D-1 convertible preferred stock	$ (316,000)						(316,000)															316,000
Issuance of common stock for exercise of options, Shares	3,970			3,970
Issuance of common stock for exercise of options, Value	$ 10,000						10,000
Issuance of common stock in connection with Business Combination Agreement, net of redemptions and transaction costs	13,359,000						13,359,000
Issuance of common stock in connection with business combination, net (in shares)				15,954,708
Issuance of common stock upon conversion of Preferred stock																						$ (42,307,000)				$ (143,192,000)
Issuance of common stock upon conversion of Preferred stock (in shares)																						(3,207,472)				(24,338,566)
Foreign currency translation adjustment	260,000									260,000
Issuance of common stock upon conversion of Convertible notes	185,499,000			$ 0			185,499,000			0		0		0			$ 6,520,000		$ 6,520,000
Issuance of common stock upon conversion of Convertible notes, (in shares)				27,583,963														651,840		266,880
Net income (loss)	$ 15,715,000											15,836,000		(121,000)
Ending balance, mezzanine equity, shares outstanding (in shares) at Mar. 31, 2023	0																				0				0
Ending balance, mezzanine equity at Mar. 31, 2023	$ 0
Ending balance, common stock, shares outstanding (in shares) at Mar. 31, 2023	50,693,308			50,693,308
Ending balance, Common stock at Mar. 31, 2023	$ 85,493,000			$ 1,000			$ 206,428,000			$ (1,386,000)		$ (126,180,000)		$ 6,630,000
Balance at Mar. 31, 2023	$ 78,863,000